Other Current Assets, Net	6 Months Ended
Jun. 30, 2026
Other Current Assets, Net [Abstract]
OTHER CURRENT ASSETS, NET

7. OTHER CURRENT ASSETS, NET

Other current assets consisted of the following:

	As of
	June 30, 2026	December 31, 2025

Other receivables due from third parties (1)	2,494	4,781
Deposits due from third parties (2)	5,747	5,762
Others	18	62
Other current assets, gross	8,259	10,605
Less: Allowance for credit losses (3)	(1,412)	(1,247)
Other current assets, net	6,847	9,358

(1)	The balance of other receivables due from third parties primarily comprised: (i) Bitcoins transferred to a third party in pursuit of a premium sale opportunity; (ii) receivables arising from payments made on behalf of others; and (iii) borrowings extended to certain third parties.

(2)	The balance of deposits due from third parties primarily represented the deposits paid to the owner or operator of mining facilities and to the power suppliers, which will be received upon termination of the service agreements.

(3)	Credit loss expense of $165 million was recognized during the six months ended June 30, 2026, primarily for a potentially uncollectable receivables due from a third party.